Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Years Ended December 31,
	2015	2014	2013
	(In Thousands)
Current	$2,019	$2,657	$2,566

Deferred	(387)	(51)	140
	$1,632	$2,606	$2,706

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Percentage of Income
	before Income Taxes
	Years Ended December 31,
	2015	2014	2013
Tax at statutory rates	34.0%	34.0%	34.0%
Tax exempt interest income, net of interest expense disallowance	(11.3)	(7.7)	(6.7)
Incentive stock options	0.3	0.4	0.4
Earnings and proceeds on life insurance	(1.8)	(1.5)	(3.7)
Other	0.4	0.2	0.2

	21.6%	25.4%	24.2%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	2015	2014
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$2,481	$1,997
Deferred compensation	485	491
Purchase price adjustment	884	999
Other	182	201
Foreclosed real estate valuation allowance	305	280
Total Deferred Tax Assets	4,337	3,968

Deferred tax liabilities:
Premises and equipment	245	265
Deferred loan fees	172	170
Net unrealized gains on securities	251	248

Total Deferred Tax Liabilities	668	683

Net Deferred Tax Asset	$3,669	$3,285